Restricted cash	12 Months Ended
Dec. 31, 2019
Restricted cash [Abstract]
Restricted cash
Note 9 – Restricted cash

Restricted cash is comprised of the following:

	As of December 31,
(In $ millions)	2019	2018
Opening balance	63.4	39.1
Transfers to restricted cash	6.0	24.3
Total restricted cash	69.4	63.4

All restricted cash is classified as current assets and consist of margin accounts which have been pledged as collateral in relation to forward contracts (see note 18) and bank deposits which have been pledged as collateral for issued guarantees.